Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] Retained Earnings [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Common Stock [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Retained Earnings [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Series C Preferred Stock Offering [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Series C Preferred Stock Offering [Member] Common Stock [Member]	Series C Preferred Stock [Member] Series C Preferred Stock Offering [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member] Series C Preferred Stock Offering [Member] Retained Earnings [Member]	Series C Preferred Stock [Member] Series C Preferred Stock Offering [Member]	Series C Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member] Retained Earnings [Member]	Series C Preferred Stock [Member]	Common Stock, Private Placement [Member] Preferred Stock [Member]	Common Stock, Private Placement [Member] Common Stock [Member]	Common Stock, Private Placement [Member] Additional Paid-in Capital [Member]	Common Stock, Private Placement [Member] Retained Earnings [Member]	Common Stock, Private Placement [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021																											816,229,456	1,508
Balance (in shares) at Dec. 31, 2021																											0	0
Balance at Dec. 31, 2021																											$ 2,429	$ 0	$ 61,888	$ (67,331)	$ (3,014)
Series C Preferred Stock Units offering (in shares)	10,000,000	0																										51,282
Series B Preferred Stock offering	$ 3	$ 0	$ 37	$ 0	$ 40																							$ 0	250	0	250
Conversion of Stock, Shares Converted (in shares)																											(826,229,456)
Converted shares of common stock																											$ (2,432)
Converted shares of common stock (in shares)																												1,101,764
Series C Preferred Stock Units offering																													2,432	0	0
Debt conversion (in shares)																												1,394,475
Debt conversion																												$ 0	4,021	0	4,021
Warrants issued																												0	321	0	321
Share-based compensation expense																											0	$ 0	60	0	60
Stock dividend paid (in shares)																												3,715
Stock dividend paid																												$ 0		(2,786)	0
Stock dividend paid																													2,786
Net (loss) income																											$ 0	$ 0	0	(3,904)	(3,904)
Balance (in shares) at Dec. 31, 2022																											0	2,552,744
Balance (in shares) at Dec. 31, 2022																											0	0
Balance at Dec. 31, 2022																											$ 0	$ 0	71,795	(74,021)	(2,226)
Series B Preferred Stock offering						$ 0	$ 0	$ 1,092	$ 0	$ 1,092
Share-based compensation expense																											0	0	148	0	148
Net (loss) income																											$ 0	$ 0	0	(876)	(876)
Common Stock Private Placement																						$ 0	$ 0	$ 133	$ 0	$ 133
Balance (in shares) at Jun. 30, 2023																											0	2,837,708
Balance at Jun. 30, 2023																											$ 0	$ 0	73,168	(74,897)	(1,729)
Balance (in shares) at Dec. 31, 2022																											0	2,552,744
Balance (in shares) at Dec. 31, 2022																											0	0
Balance at Dec. 31, 2022																											$ 0	$ 0	71,795	(74,021)	(2,226)
Series C Preferred Stock Units offering (in shares)						14,578,833						1,538,134	0										32,536,386
Series B Preferred Stock offering						$ 0	$ 0	$ 2,608	$ 0	$ 2,608
Series C Preferred Stock Units offering												$ 0	$ 0	$ 1,902	$ 0	$ 1,902
Net (loss) income																											$ 0	$ 0	0	(2,603)	(2,603)
Common Stock Private Placement (in shares)																						0	0
Common Stock Private Placement																						$ 0	$ 0	$ 133	$ 0	$ 133
Series B Preferred Stock offering (in shares)						(14,578,833)	14,578,833
Share-based expense (in shares)																											0	284,964
Share-based expense																													295		295
Share repurchase (in shares)																											0	4,217
Share repurchase																											$ 0	$ 0	0	0	0
Share repurchase (in shares)																											0	(4,217)
Balance (in shares) at Dec. 31, 2023																											16,116,967	35,369,877
Balance (in shares) at Dec. 31, 2023																											(14,578,833)	14,578,833
Balance at Dec. 31, 2023																											$ 0	$ 0	76,733	(76,624)	109
Series C Preferred Stock Units offering (in shares)																	836,085	0
Conversion of Stock, Shares Converted (in shares)											14,578,833
Series C Preferred Stock Units offering																	$ 0	$ 0	$ 945	$ 0	$ 945
Share-based compensation expense																											0	0	117	0	117
Net (loss) income																											$ 0	$ 0	0	(2,386)	(2,386)
Balance (in shares) at Jun. 30, 2024																											2,374,219	49,948,710
Balance at Jun. 30, 2024																											$ 0	$ 0	$ 77,795	$ (79,010)	$ (1,215)